Reverse Recapitalization - Narrative (Detail) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 08, 2022 USD ($) Tranche $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	May 19, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	0.1957
Common stock, par or stated value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Maximum contingent earnout (in shares) | shares	2,000,000
Number of tranches of contingent earnout shares | Tranche	2
Number of contingent earnout shares per tranche (in shares) | shares	1,000,000
Number of trading days	20 days
Number of consecutive trading days	30 days
Term (in years)	2 years
Threshold of years for change of control (in years)	3 years
Cash acquired through reverse recapitalization | $	$ 140.7
Transaction costs | $	$ 23.3
Unpaid transaction cost assumed in connection with merger | $		$ 0.3
Common Class A [Member]
Reverse Recapitalization [Line Items]
Common stock issued after cancellation of unsecured convertible promissory note (in shares) | shares	517,500
Common stock share price (in dollars per share) | $ / shares	$ 10
May2022 Note [Member]
Reverse Recapitalization [Line Items]
Principal amount of unsecured convertible promissory note | $			$ 5.2
Private Placement [Member]
Reverse Recapitalization [Line Items]
Price per share (in dollars per share) | $ / shares	$ 10
Aggregate purchase price | $	$ 50.6
P I P E Investors [Member] | Private Placement [Member]
Reverse Recapitalization [Line Items]
Number of shares issued (in shares) | shares	5,060,000
Contingent Consideration Tranche One [Member]
Reverse Recapitalization [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 15
Term (in years)	2 years
Contingent Consideration Tranche Two [Member]
Reverse Recapitalization [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 20
Term (in years)	3 years